REVENUE (Tables)	12 Months Ended
Aug. 31, 2020
Revenue [abstract]
Disclosure of detailed information about revenues [Table Text Block]
	AUGUST 31, 2020	AUGUST 31, 2019

Adult-use recreational wholesale revenue (Canadian)	$73,938	$85,018
Wholesale to Licensed Producers revenue (Canadian)	15,184	709
Direct to patient medical revenue (Canadian)	10,748	11,192
International (business to business)	3,272	98
Other revenue	245	530
Gross revenue	$103,387	$97,547
Excise taxes	(16,592)	(17,134)
Net revenue	$86,795	$80,413